Tidal ETF Trust

234 W Florida St, Suite 203

Milwaukee, WI 53204

September 2, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the ZEGA Buy and Hedge ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 28, 2025, and filed electronically as Post-Effective Amendment No. 280 to the Trust’s Registration Statement on Form N-1A on August 25, 2025.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews
David Mathews
SVP of Legal Services
Tidal Investments LLC